Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 11, 2018
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 11, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 11, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2018
THE HARTFORD CHECKS AND BALANCES FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKAX
THE HARTFORD CHECKS AND BALANCES FUND | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKLX
THE HARTFORD CHECKS AND BALANCES FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKCX
THE HARTFORD CHECKS AND BALANCES FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKIX
THE HARTFORD CHECKS AND BALANCES FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKRX
THE HARTFORD CHECKS AND BALANCES FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKSX
THE HARTFORD CHECKS AND BALANCES FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKTX
THE HARTFORD CHECKS AND BALANCES FUND | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKFX